Note F - Subsequent Events	9 Months Ended
Sep. 30, 2013
Notes
Note F - Subsequent Events	NOTE F – SUBSEQUENT EVENTS Management has evaluated subsequent events through December 13, 2013, which represents the date the financial statements were issued, and have no reportable events.